Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Federal income tax benifit
	2014	2013
Federal income tax benefit attributable to:
Current operations	$349,000	$91,000
Permanent and Timing Differences (net)	(160,000)	(294,000)
Valuation allowance	(189,000)	203,000
Net provision for federal income tax	$0	$0

Deferred tax assets
	2014	2013
Deferred tax asset attributable to:
Net operating loss carryover	$2,982,000	$2,793,000
Valuation allowance	(2,982,000)	(2,793,000)
Net deferred tax asset	$0	$0